Organization and Principles of Consolidation	6 Months Ended
Sep. 30, 2014
Notes
Organization and Principles of Consolidation

NOTE 1 - ORGANIZATION AND PRINCIPLES OF CONSOLIDATION

(For The Year Ended March 31, 2014)

 Reporting Entity. GrowBlox Sciences, Inc.  (“GrowBlox” or “the Company”) was incorporated on April 4, 2001 under the laws of the State of Delaware. The Company is authorized to issue 250,000,000 shares of common stock, par value $.0001. On March 18, 2014, we purchased assets from Craig Ellins, which included the revolutionary GrowBLOX technology. We plan to utilize this technology to commercially cultivate and produce medical grade cannabis for sale in the U.S. states and territories in which it is legal. We also plan to research the medical treatment potential of cannabis and develop treatments from those findings. On April 4, 2014, we officially changed our name to GrowBLOX Sciences, Inc. to reflect this new corporate direction.   The Company’s office is located in Las Vegas, Nevada.

NOTE 1 - ORGANIZATION AND PRINCIPLES OF CONSOLIDATION

(For the Six Months Ended September 30, 2014)

The accompanying unaudited condensed financial statements have been prepared by the Company, pursuant to the rules and regulations of the U. S. Securities and Exchange Commission for Form 10-Q.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.  The unaudited condensed financial statements included herein reflect all adjustments (consisting only of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial position and operating results for the interim period.  Interim results are not necessarily indicative of the results that may be expected for the year.  The unaudited condensed financial statements should be read in conjunction with the condensed financial statements and notes thereto, together with management’s discussion and analysis of financial condition and results of operation, for the year ended March 31, 2014, contained in the Company’s March 31, 2014 Annual Report on Form 10-K.

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced net losses since April 4, 2001 which losses have caused an accumulated deficit of approximately $9,300,000 as of September 30, 2014. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Management has been able, thus far, to finance the losses through a public offering, private placements and obtaining operating funds from stockholders. The Company is continuing to seek sources of financing.  There are no assurances that the Company will be successful in achieving its goals.

In view of these conditions, the Company’s ability to continue as a going concern is dependent upon its ability to obtain additional financing or capital sources, to meet its financing requirements, and ultimately to achieve profitable operations. The Company is currently in the process of acquiring and developing crude oil and natural gas leases. Management believes that its current and future plans provide an opportunity to continue as a going concern. The accompanying condensed financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that may be necessary in the event the Company cannot continue as a going concern.